Income and Expenses - Additional Information (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income And Expenses [Line Items]
Government grant income	SFr 686	SFr 883	SFr 912
Weighted average tax	13.70%	12.70%	13.90%
Deferred tax assets	SFr 300	SFr 44
Deferred tax liabilities	0	0
Research and development expenses	52,083	SFr 29,247	SFr 22,224
Net increase for research and development expenses	SFr 22,800
Percentage of research and development expenses	78.10%
Bottom of Range
Income And Expenses [Line Items]
Applicable tax rate	8.30%	8.30%	8.30%
Top of Range
Income And Expenses [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%